Income Tax (Details)	Dec. 31, 2022
Kingdom of Saudi Arabia [Member]
Income Tax (Details) [Line Items]
Withholding tax	5.00%
Corporate income tax	20.00%
Egypt [Member]
Income Tax (Details) [Line Items]
Withholding tax	20.00%
Corporate income tax	22.50%
Lebanon [Member]
Income Tax (Details) [Line Items]
Withholding tax	7.50%